Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Contributed surplus	Shareholders and other equity holders’ accumulated other comprehensive income (loss) (“AOCI”)	Participating policyholders’ equity	Non-controlling interests	Preferred shares and other equity	Common shares	Shareholders and other equity holders’ retained earnings
Balance, beginning of year at Dec. 31, 2023		$ 222	$ 13,811	$ 257	$ 1,431	$ 6,660	$ 21,527	$ 4,819
Issued (note 11)						0
Redeemed (note 11)						0
Repurchased (note 11)							(990)	(2,282)
Issued on exercise of stock options and deferred share units		(18)					144
Net income (loss) attributed to shareholders and other equity holders								5,385
Preferred share dividends and other equity distributions								(311)
Common share dividends								(2,848)
Other (note 24)								1
Change in unrealized foreign exchange gains (losses) on net foreign operations	$ 3,109		2,526
Changes in insurance / reinsurance finance income (expenses)			5,575
Change in unrealized gains (losses) on fair value through OCI investments			(3,471)
Other changes in OCI attributed to shareholders and other equity holders			222
Net income (loss) attributed to participating policyholders	246			246
Other comprehensive income (losses) attributed to policyholders				64
Net income (loss) attributed to non-controlling interests	247				247
Other comprehensive income (losses) attributed to non-controlling interests					(243)
Contributions (distributions and acquisitions), net					(14)
Balance, end of year at Dec. 31, 2024	52,960	204	18,663	567	1,421	6,660	20,681	4,764
Total shareholders and other equity holders’ equity, end of year	50,972		50,972
Issued (note 11)						0
Redeemed (note 11)						0
Repurchased (note 11)							(651)	(1,780)
Issued on exercise of stock options and deferred share units		(5)					73
Net income (loss) attributed to shareholders and other equity holders								5,572
Preferred share dividends and other equity distributions								(321)
Common share dividends								(2,984)
Other (note 24)								(227)
Change in unrealized foreign exchange gains (losses) on net foreign operations	(1,765)		(1,442)
Changes in insurance / reinsurance finance income (expenses)			(2,222)
Change in unrealized gains (losses) on fair value through OCI investments			3,220
Other changes in OCI attributed to shareholders and other equity holders			(84)
Net income (loss) attributed to participating policyholders	210			210
Other comprehensive income (losses) attributed to policyholders				59
Net income (loss) attributed to non-controlling interests	278				278
Other comprehensive income (losses) attributed to non-controlling interests					(144)
Contributions (distributions and acquisitions), net					(24)
Balance, end of year at Dec. 31, 2025	52,488	$ 199	18,135	$ 836	$ 1,531	$ 6,660	$ 20,103	$ 5,024
Total shareholders and other equity holders’ equity, end of year	$ 50,121		$ 50,121